Revenues from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2021
Revenues From Continuing Operations
Revenues from continuing operations - Disaggregation of revenue (Table)

The following table shows the revenues from continuing operations earned from time and voyage charters contracts for the years ended December 31, 2021, 2020 and 2019:

	For the years ended December 31,
	2021	2020	2019
Time charters (operating leases)	$171,134	$137,893	$108,374
Voyage charters	$13,531	$2,972	$—
Total	$184,665	$140,865	$108,374